Related party transactions	3 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Related party transactions	Related party transactions
Following the Group’s IPO on October 5, 2021 the Group has no related parties in accordance with the IAS 24 definition who are not members of the Group. Prior to the completion of the IPO Evotec AG was deemed to be a related party through the significance of their shareholding in Exscientia plc.

During the quarter ended March 31, 2021 the Group had three main arrangements with Evotec AG and its affiliates:

•In March 2016 a joint operation set up for the development of three compounds, with each party originally retaining a 50% ownership of the underlying IP. Evotec AG has invoiced the Group £10,758 during the period from January 1, 2021 to March 31, 2021 in relation to this joint operation, of which £2,000 was outstanding at March 31, 2021. The expenses related to these amounts are recognised within research and development expenses.
18.Related party transactions (continued)

•As part of this joint operation, Aptuit (Verona) SRL (an affiliate of Evotec AG) has been engaged to carry out the preclinical toxicology and manufacturing work for the lead compound. The entity has invoiced the Group £151,000 during the period from January 1, 2021 to March 31, 2021, of which £nil was outstanding at March 31, 2021. The expenses related to these amounts are recognised within research and development expenses.

•Exscientia AI Limited has a services arrangement with Evotec, pursuant to which it has engaged Evotec as a contract research organisation to help deliver candidate compounds under its collaboration agreement with Celgene Corporation. The entity has invoiced £3,051,000 during the period from January 1, 2021 to March 31, 2021, of which £nil was outstanding at March 31, 2021. The expenses related to these amounts are recognised within cost of sales.

See note 11 for details of the Group’s transactions with joint ventures during the three months ended March 31, 2022.